Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Sociedad Minera Cerro Verde S.A.A.
Disclosure of derivative financial instruments [Line Items]
Schedule of embedded derivatives

As indicated in note 2(d) the Company’s sales create exposure to changes in the market prices of copper and molybdenum which are considered embedded derivatives. As of December 31, 2024 and 2023, information about the Company’s embedded derivatives is as follows:

			As of December 31, 2024
	Pounds		Provisional
	payable	Maturity	pricing	Forward pricing	Fair value
	(000)		US$/Pound	US$/Pound	US$(000)

Copper Concentrate	182,734	January to May 2025	Between 4.015 and 4.410	Between 3.934 and 3.998	(33,125)
Copper Cathode	1,764	January 2025	4.011	3.934	(136)
Molybdenum	5,912	January to April 2025	Between 18.630 and 19.279	18.546	(2,885)
	Ounces payable	Maturity	Provisional pricing	Forward pricing	Fair value
	(000)		US$/Ounces	US$/Ounces	US$(000)
Silver	725	January to May 2025	Between 29.792 and 32.836	Between 29.060 and 29.670	(1,458)

					(37,604)

			As of December 31, 2023
	Pounds
	payable	Maturity	Provisional pricing	Forward pricing	Fair value
	(000)		US$/Pound	US$/Pound	US$(000)

Copper Concentrate	231,774	January to May 2024	Between 3.588 and 3.840	Between 3.850 and 3.897	34,581
Copper Cathode	5,072	January 2024	3.869	3.850	(95)
Molybdenum	2,173	January to February 2024	Between 15.251 and 17.803	17.395	2,384

	Ounces
	payable	Maturity	Provisional pricing	Forward pricing	Fair value
	(000)		US$/Ounces	US$/Ounces	US$(000)
Silver	757	January to May 2024	Between 21.568 and 24.910	Between 23.910 and 24.370	565

					37,435

Embedded derivative adjustments are recorded on the statements of financial position in “Trade account receivable – related parties.”